UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	6/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Market Neutral Value Fund
June 30, 2018

AC Alternatives Market Neutral Value - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 85.0%
Aerospace and Defense — 6.5%
BAE Systems plc	967,240	8,256,502
HEICO Corp., Class A(1)	211,354	12,882,011
L3 Technologies, Inc.(1)	48,230	9,275,593
		30,414,106
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., Class B	10,360	1,100,543
Airlines — 1.6%
Alaska Air Group, Inc.	51,550	3,113,104
Southwest Airlines Co.	83,670	4,257,130
		7,370,234
Auto Components — 1.3%
Lear Corp.	33,960	6,310,108
Automobiles — 1.5%
Harley-Davidson, Inc.	39,190	1,649,115
Honda Motor Co. Ltd. ADR	141,410	4,139,071
Thor Industries, Inc.	11,340	1,104,403
		6,892,589
Banks — 5.7%
Bank of the Ozarks, Inc.	112,420	5,063,397
BB&T Corp.(1)	161,790	8,160,688
PNC Financial Services Group, Inc. (The)	31,380	4,239,438
U.S. Bancorp(1)	142,670	7,136,353
Wells Fargo & Co.	39,460	2,187,662
		26,787,538
Beverages — 2.4%
PepsiCo, Inc.(1)	103,190	11,234,295
Biotechnology — 0.6%
Gilead Sciences, Inc.	42,790	3,031,244
Capital Markets — 0.9%
AllianceBernstein Holding LP	92,626	2,644,472
Legg Mason, Inc.	46,820	1,626,059
		4,270,531
Commercial Services and Supplies — 0.4%
Republic Services, Inc.	29,400	2,009,784
Communications Equipment — 1.8%
F5 Networks, Inc.(2)	22,870	3,943,931
Juniper Networks, Inc.	155,090	4,252,568
		8,196,499
Consumer Finance — 2.0%
Discover Financial Services(1)	134,130	9,444,093
Containers and Packaging — 0.2%
Bemis Co., Inc.	27,360	1,154,866
Diversified Financial Services — 1.2%
AXA Equitable Holdings, Inc.(2)	272,950	5,625,500
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	204,298	6,560,009

Electric Utilities — 0.7%
Edison International	48,818	3,088,715
Electrical Equipment — 2.6%
Acuity Brands, Inc.(1)	42,300	4,901,301
Eaton Corp. plc	58,890	4,401,438
Hubbell, Inc.	27,985	2,959,134
		12,261,873
Electronic Equipment, Instruments and Components — 1.1%
Avnet, Inc.	48,740	2,090,458
TE Connectivity Ltd.	36,430	3,280,886
		5,371,344
Energy Equipment and Services — 0.9%
National Oilwell Varco, Inc.	35,940	1,559,796
Schlumberger Ltd.	40,767	2,732,612
		4,292,408
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.(1)	36,080	5,201,654
Food and Staples Retailing — 2.7%
Walmart, Inc.(1)	148,670	12,733,585
Food Products — 2.0%
Hershey Co. (The)	59,790	5,564,057
J.M. Smucker Co. (The)	35,150	3,777,922
		9,341,979
Gas Utilities — 0.4%
Atmos Energy Corp.	18,130	1,634,238
Health Care Equipment and Supplies — 4.5%
Medtronic plc	74,280	6,359,111
Siemens Healthineers AG(2)	80,530	3,324,888
Zimmer Biomet Holdings, Inc.(1)	103,897	11,578,281
		21,262,280
Hotels, Restaurants and Leisure — 2.3%
Carnival Corp.	32,770	1,878,049
Cheesecake Factory, Inc. (The)(1)	130,020	7,158,901
McDonald's Corp.	10,530	1,649,946
		10,686,896
Industrial Conglomerates — 0.7%
3M Co.	10,040	1,975,069
General Electric Co.	110,105	1,498,529
		3,473,598
Insurance — 2.2%
Chubb Ltd.	48,515	6,162,375
EMC Insurance Group, Inc.	34,238	951,132
MetLife, Inc.	36,403	1,587,171
ProAssurance Corp.	40,940	1,451,323
		10,152,001
Internet Software and Services — 0.4%
Alphabet, Inc., Class C(2)	1,750	1,952,388
IT Services — 0.9%
International Business Machines Corp.	30,400	4,246,880
Life Sciences Tools and Services — 0.4%
Waters Corp.(2)	10,250	1,984,298
Machinery — 9.5%
Allison Transmission Holdings, Inc.	98,720	3,997,173

Atlas Copco AB, B Shares	50,030	1,310,692
Crane Co.(1)	121,850	9,763,840
Cummins, Inc.(1)	75,960	10,102,680
Dover Corp.	41,869	3,064,811
IMI plc	300,810	4,493,974
Ingersoll-Rand plc	42,470	3,810,833
Rexnord Corp.(2)	212,803	6,184,055
Stanley Black & Decker, Inc.	11,920	1,583,095
		44,311,153
Multiline Retail — 0.3%
Target Corp.	15,300	1,164,636
Oil, Gas and Consumable Fuels — 6.5%
BP Midstream Partners LP	33,928	712,149
Enterprise Products Partners LP	77,050	2,131,973
EQT Corp.	46,460	2,563,663
EQT Midstream Partners LP	25,160	1,298,004
Royal Dutch Shell plc, Class A ADR	311,255	21,548,184
Shell Midstream Partners LP	105,791	2,346,444
		30,600,417
Pharmaceuticals — 1.2%
Pfizer, Inc.	148,536	5,388,886
Road and Rail — 1.9%
Norfolk Southern Corp.	14,090	2,125,759
Union Pacific Corp.	46,790	6,629,207
		8,754,966
Semiconductors and Semiconductor Equipment — 3.5%
Cirrus Logic, Inc.(2)	118,983	4,560,618
KLA-Tencor Corp.	43,930	4,504,143
Lam Research Corp.	27,559	4,763,573
Maxim Integrated Products, Inc.	46,550	2,730,623
		16,558,957
Software — 1.5%
Microsoft Corp.	15,036	1,482,700
Oracle Corp. (New York)	127,550	5,619,853
		7,102,553
Specialty Retail — 2.8%
AutoZone, Inc.(2)	6,160	4,132,929
L Brands, Inc.(1)	241,390	8,902,463
		13,035,392
Textiles, Apparel and Luxury Goods — 5.4%
Burberry Group plc	188,850	5,383,473
Gildan Activewear, Inc.	71,450	2,012,546
Hanesbrands, Inc.	57,320	1,262,186
Michael Kors Holdings Ltd.(2)	120,580	8,030,628
Ralph Lauren Corp.	29,793	3,745,576
Tapestry, Inc.	101,080	4,721,447
		25,155,856
Trading Companies and Distributors — 1.8%
MSC Industrial Direct Co., Inc., Class A(1)	83,240	7,062,914
W.W. Grainger, Inc.	4,690	1,446,396
		8,509,310
TOTAL COMMON STOCKS (Cost $361,871,005)		398,668,202

EXCHANGE-TRADED FUNDS — 9.1%
Consumer Discretionary Select Sector SPDR Fund	116,464	12,729,515
iShares Russell 1000 Value ETF	113,518	13,778,815
iShares TIPS Bond ETF	29,480	3,327,408
iShares U.S. Real Estate ETF	159,980	12,891,188
TOTAL EXCHANGE-TRADED FUNDS (Cost $37,980,735)		42,726,926
TEMPORARY CASH INVESTMENTS — 5.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $13,696,717), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $13,422,169)		13,420,212
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $11,411,523), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $11,185,839)		11,185,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,862	32,862
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,638,074)		24,638,074
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 99.4% (Cost $424,489,814)		466,033,202
SECURITIES SOLD SHORT — (93.8)%
COMMON STOCKS SOLD SHORT — (82.8)%
Aerospace and Defense — (6.7)%
HEICO Corp.	(175,121)	(12,771,593)
Northrop Grumman Corp.	(26,770)	(8,237,129)
Raytheon Co.	(21,200)	(4,095,416)
Rolls-Royce Holdings plc	(494,710)	(6,494,584)
		(31,598,722)
Air Freight and Logistics — (0.2)%
FedEx Corp.	(4,800)	(1,089,888)
Airlines — (1.6)%
American Airlines Group, Inc.	(138,050)	(5,240,378)
Spirit Airlines, Inc.	(59,990)	(2,180,637)
		(7,421,015)
Automobiles — (2.2)%
General Motors Co.	(44,970)	(1,771,818)
Tesla, Inc.	(25,140)	(8,621,763)
		(10,393,581)
Banks — (4.3)%
Citizens Financial Group, Inc.	(78,330)	(3,047,037)
KeyCorp	(236,138)	(4,614,137)
M&T Bank Corp.	(19,510)	(3,319,626)
People's United Financial, Inc.	(139,340)	(2,520,661)
Regions Financial Corp.	(378,300)	(6,726,174)
		(20,227,635)
Beverages — (1.4)%
Coca-Cola Co. (The)	(150,840)	(6,615,842)
Capital Markets — (1.6)%
Eaton Vance Corp.	(77,500)	(4,044,725)
FactSet Research Systems, Inc.	(16,890)	(3,345,909)
		(7,390,634)
Commercial Services and Supplies — (0.4)%
Waste Management, Inc.	(23,900)	(1,944,026)
Consumer Finance — (2.0)%
American Express Co.	(32,350)	(3,170,300)

Capital One Financial Corp.	(68,329)	(6,279,435)
		(9,449,735)
Containers and Packaging — (0.2)%
Ball Corp.	(31,460)	(1,118,403)
Distributors — (1.1)%
Pool Corp.	(32,940)	(4,990,410)
Diversified Financial Services — (0.3)%
Berkshire Hathaway, Inc., Class B	(7,950)	(1,483,867)
Diversified Telecommunication Services — (1.4)%
AT&T, Inc.	(204,298)	(6,560,009)
Electric Utilities — (0.4)%
Southern Co. (The)	(43,523)	(2,015,550)
Electronic Equipment, Instruments and Components — (1.1)%
Amphenol Corp., Class A	(37,990)	(3,310,829)
Arrow Electronics, Inc.	(27,000)	(2,032,560)
		(5,343,389)
Energy Equipment and Services — (0.9)%
Halliburton Co.	(91,635)	(4,129,073)
Equity Real Estate Investment Trusts (REITs) — (3.8)%
AvalonBay Communities, Inc.	(18,190)	(3,126,679)
Crown Castle International Corp.	(48,488)	(5,227,976)
Equity Residential	(50,600)	(3,222,714)
Essex Property Trust, Inc.	(8,470)	(2,024,923)
Host Hotels & Resorts, Inc.	(174,290)	(3,672,290)
Simon Property Group, Inc.	(4,340)	(738,625)
		(18,013,207)
Food and Staples Retailing — (3.0)%
Costco Wholesale Corp.	(66,581)	(13,914,097)
Food Products — (3.0)%
Danone SA	(21,650)	(1,589,534)
Kraft Heinz Co. (The)	(49,930)	(3,136,603)
Nestle SA	(119,388)	(9,270,864)
		(13,997,001)
Health Care Equipment and Supplies — (5.8)%
Align Technology, Inc.	(16,850)	(5,765,059)
Becton Dickinson and Co.	(6,950)	(1,664,942)
Koninklijke Philips NV	(79,910)	(3,399,141)
Stryker Corp.	(96,240)	(16,251,086)
		(27,080,228)
Hotels, Restaurants and Leisure — (2.6)%
Chipotle Mexican Grill, Inc.	(20,500)	(8,843,085)
MGM Resorts International	(52,730)	(1,530,752)
Royal Caribbean Cruises Ltd.	(17,830)	(1,847,188)
		(12,221,025)
Insurance — (3.0)%
Lincoln National Corp.	(90,050)	(5,605,613)
Prudential Financial, Inc.	(16,933)	(1,583,405)
Travelers Cos., Inc. (The)	(38,760)	(4,741,898)
Zurich Insurance Group AG	(7,930)	(2,355,057)
		(14,285,973)
Internet and Direct Marketing Retail — (0.8)%
Amazon.com, Inc.	(2,060)	(3,501,588)

IT Services — (1.7)%
Gartner, Inc.	(60,680)	(8,064,372)
Leisure Products — (0.6)%
Polaris Industries, Inc.	(22,060)	(2,695,291)
Life Sciences Tools and Services — (0.4)%
Thermo Fisher Scientific, Inc.	(9,420)	(1,951,259)
Machinery — (9.3)%
Atlas Copco AB, A Shares	(45,050)	(1,311,752)
Caterpillar, Inc.	(51,640)	(7,005,999)
CNH Industrial NV	(487,753)	(5,136,039)
Deere & Co.	(35,947)	(5,025,391)
ESCO Technologies, Inc.	(75,860)	(4,377,122)
Parker-Hannifin Corp.	(29,570)	(4,608,484)
RBC Bearings, Inc.	(46,914)	(6,042,992)
Weir Group plc (The)	(171,922)	(4,537,883)
Xylem, Inc.	(82,010)	(5,525,834)
		(43,571,496)
Oil, Gas and Consumable Fuels — (4.6)%
Exxon Mobil Corp.	(68,770)	(5,689,342)
Royal Dutch Shell plc, Class B ADR	(162,570)	(11,810,711)
Valero Energy Corp.	(37,500)	(4,156,125)
		(21,656,178)
Pharmaceuticals — (1.8)%
AstraZeneca plc ADR	(118,482)	(4,159,903)
Eli Lilly & Co.	(14,610)	(1,246,671)
Sanofi	(37,150)	(2,978,296)
		(8,384,870)
Road and Rail — (3.2)%
Avis Budget Group, Inc.	(189,764)	(6,167,330)
CSX Corp.	(136,740)	(8,721,277)
		(14,888,607)
Semiconductors and Semiconductor Equipment — (3.0)%
Analog Devices, Inc.	(96,720)	(9,277,382)
Cree, Inc.	(113,600)	(4,722,352)
		(13,999,734)
Specialty Retail — (0.9)%
O'Reilly Automotive, Inc.	(14,700)	(4,021,479)
Technology Hardware, Storage and Peripherals — (0.4)%
Hewlett Packard Enterprise Co.	(118,480)	(1,730,993)
Textiles, Apparel and Luxury Goods — (7.3)%
Lululemon Athletica, Inc.	(72,952)	(9,108,057)
LVMH Moet Hennessy Louis Vuitton SE	(16,200)	(5,395,517)
NIKE, Inc., Class B	(42,244)	(3,366,002)
PVH Corp.	(24,660)	(3,692,095)
Under Armour, Inc., Class C	(268,090)	(5,651,337)
VF Corp.	(85,350)	(6,957,732)
		(34,170,740)
Trading Companies and Distributors — (1.8)%
Fastenal Co.	(172,670)	(8,310,607)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $355,841,021)		(388,230,524)
EXCHANGE-TRADED FUNDS SOLD SHORT — (11.0)%
Alerian MLP ETF	(655,171)	(6,617,227)
Industrial Select Sector SPDR Fund	(139,850)	(10,017,456)

Invesco QQQ Trust Series 1	(47,040)	(8,074,416)
iShares Russell 1000 Growth ETF	(31,730)	(4,562,774)
iShares US Preferred Stock ETF	(89,110)	(3,360,338)
SPDR S&P Bank ETF	(134,470)	(6,341,605)
SPDR S&P Oil & Gas Exploration & Production ETF	(58,740)	(2,529,345)
Technology Select Sector SPDR Fund	(102,664)	(7,132,068)
Utilities Select Sector SPDR Fund	(53,200)	(2,764,272)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $50,708,806)		(51,399,501)
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — (93.8)% (Proceeds $406,549,827)		(439,630,025)
OTHER ASSETS AND LIABILITIES(3) — 94.4%		442,503,086
TOTAL NET ASSETS — 100.0%		$468,906,263

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $97,704,660.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	22,157,604	8,256,502	—
Health Care Equipment and Supplies	17,937,392	3,324,888	—
Machinery	38,506,487	5,804,666	—
Textiles, Apparel and Luxury Goods	17,759,837	7,396,019	—
Other Industries	277,524,807	—	—
Exchange-Traded Funds	42,726,926	—	—
Temporary Cash Investments	32,862	24,605,212	—
	416,645,915	49,387,287	—

Liabilities
Securities Sold Short
Common Stocks
Aerospace and Defense	25,104,138	6,494,584	—
Food Products	3,136,603	10,860,398	—
Health Care Equipment and Supplies	23,681,087	3,399,141	—
Insurance	11,930,916	2,355,057	—
Machinery	37,721,861	5,849,635	—
Pharmaceuticals	5,406,574	2,978,296	—
Textiles, Apparel and Luxury Goods	28,775,223	5,395,517	—
Other Industries	215,141,494	—	—
Exchange-Traded Funds	51,399,501	—	—
	402,297,397	37,332,628	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2018

Equity Income - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 77.9%
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	846,218	89,893,738
Auto Components — 0.1%
Aptiv plc	189,098	17,327,050
Automobiles — 0.4%
Honda Motor Co. Ltd.	1,096,300	32,211,208
Toyota Motor Corp.	293,900	19,033,220
		51,244,428
Banks — 7.6%
Commerce Bancshares, Inc.	565,637	36,602,370
JPMorgan Chase & Co.	2,094,797	218,277,848
PNC Financial Services Group, Inc. (The)	2,417,018	326,539,132
SunTrust Banks, Inc.	1,997,459	131,872,243
U.S. Bancorp	997,700	49,904,954
Wells Fargo & Co.	1,899,800	105,324,912
		868,521,459
Beverages — 2.1%
PepsiCo, Inc.	2,199,800	239,492,226
Capital Markets — 3.0%
AllianceBernstein Holding LP	1,863,978	53,216,572
Bank of New York Mellon Corp. (The)	2,899,000	156,343,070
BlackRock, Inc.	44,600	22,257,184
Invesco Ltd.	1,693,400	44,976,704
Legg Mason, Inc.	491,900	17,083,687
Northern Trust Corp.	496,240	51,058,133
		344,935,350
Chemicals — 0.8%
Air Products & Chemicals, Inc.	89,000	13,859,970
DowDuPont, Inc.	1,198,166	78,983,103
		92,843,073
Commercial Services and Supplies — 3.4%
Republic Services, Inc.	4,199,661	287,088,826
Waste Management, Inc.	1,199,800	97,591,732
		384,680,558
Communications Equipment — 1.1%
Cisco Systems, Inc.	2,998,691	129,033,674
Containers and Packaging — 1.0%
Bemis Co., Inc.	2,299,402	97,057,759
International Paper Co.	399,880	20,825,750
		117,883,509
Distributors — 0.4%
Genuine Parts Co.	499,141	45,816,152
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	3,998,437	201,161,365
Electric Utilities — 2.1%
Edison International	1,068,199	67,584,951
Eversource Energy	1,389,300	81,426,873

Pinnacle West Capital Corp.	1,151,417	92,758,153
		241,769,977
Electrical Equipment — 1.8%
ABB Ltd.	1,097,200	24,053,531
Eaton Corp. plc	996,700	74,493,358
Emerson Electric Co.	1,497,600	103,544,064
		202,090,953
Energy Equipment and Services — 2.1%
Schlumberger Ltd.	3,496,831	234,392,582
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	568,900	82,018,313
Boston Properties, Inc.	98,500	12,353,870
Public Storage	194,250	44,067,555
Weyerhaeuser Co.	4,156,800	151,556,928
		289,996,666
Food and Staples Retailing — 1.0%
Walmart, Inc.	1,363,983	116,825,144
Food Products — 0.8%
Hershey Co. (The)	498,100	46,353,186
Mondelez International, Inc., Class A	997,700	40,905,700
		87,258,886
Gas Utilities — 4.2%
Atmos Energy Corp.	1,598,305	144,071,212
ONE Gas, Inc.(1)	2,980,796	222,784,693
Spire, Inc.	1,599,258	112,987,578
		479,843,483
Health Care Equipment and Supplies — 2.2%
Medtronic plc	2,882,536	246,773,907
Health Care Providers and Services — 1.1%
Cardinal Health, Inc.	298,300	14,565,989
Quest Diagnostics, Inc.	997,058	109,616,557
		124,182,546
Hotels, Restaurants and Leisure — 1.3%
Carnival Corp.	594,200	34,053,602
McDonald's Corp.	699,600	109,620,324
		143,673,926
Household Products — 3.7%
Kimberly-Clark Corp.	186,100	19,603,774
Procter & Gamble Co. (The)	5,069,459	395,721,970
		415,325,744
Industrial Conglomerates — 2.7%
3M Co.	1,434,828	282,259,364
Smiths Group plc	995,600	22,310,762
		304,570,126
Insurance — 4.8%
Allstate Corp. (The)	1,099,300	100,333,111
Chubb Ltd.	1,507,328	191,460,802
Marsh & McLennan Cos., Inc.	2,798,805	229,418,046
MetLife, Inc.	483,623	21,085,963
		542,297,922
IT Services — 2.0%
Automatic Data Processing, Inc.	1,189,251	159,526,129

Paychex, Inc.	998,600	68,254,310
		227,780,439
Machinery — 0.2%
Atlas Copco AB, B Shares	999,500	26,185,020
Oil, Gas and Consumable Fuels — 8.7%
Chevron Corp.	2,199,216	278,046,879
Enterprise Products Partners LP	7,493,100	207,334,077
EQT Midstream Partners LP	853,597	44,037,069
Occidental Petroleum Corp.	571,277	47,804,459
Royal Dutch Shell plc, A Shares	1,998,800	69,489,095
Shell Midstream Partners LP	2,377,836	52,740,402
TOTAL SA	4,699,658	286,542,091
		985,994,072
Personal Products — 0.5%
Unilever NV CVA	1,099,000	61,327,853
Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	994,900	55,057,766
Johnson & Johnson	3,332,798	404,401,709
Merck & Co., Inc.	2,179,622	132,303,055
Pfizer, Inc.	5,979,500	216,936,260
Roche Holding AG	343,000	76,389,630
		885,088,420
Road and Rail — 0.9%
Norfolk Southern Corp.	653,092	98,531,990
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc.	1,598,803	73,848,711
Intel Corp.	1,098,600	54,611,406
Maxim Integrated Products, Inc.	2,645,500	155,185,030
		283,645,147
Software — 1.4%
Microsoft Corp.	361,336	35,631,343
Oracle Corp. (New York)	2,698,752	118,907,013
		154,538,356
Thrifts and Mortgage Finance — 1.1%
Capitol Federal Financial, Inc.(1)	9,199,479	121,065,144
TOTAL COMMON STOCKS (Cost $7,433,928,725)		8,855,990,885
PREFERRED STOCKS — 5.7%
Banks — 3.9%
Bank of America Corp., 5.875%	17,968,000	17,586,180
Citigroup, Inc., 5.95%	155,226,000	158,136,488
U.S. Bancorp, 5.30%	129,940,000	129,771,078
Wells Fargo & Co., 6.11%	133,958,000	135,883,646
		441,377,392
Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The), 5.30%	109,974,000	107,774,520
Gas Utilities — 0.9%
Plains All American Pipeline LP, 6.125%	107,251,000	101,084,067
TOTAL PREFERRED STOCKS (Cost $663,698,699)		650,235,979
CONVERTIBLE BONDS — 5.0%
Air Freight and Logistics — 0.2%
Wells Fargo Bank N.A., (convertible into United Parcel Service Inc.), 5.95%, 10/3/18(2)(3)	191,800	20,259,642

Construction Materials — 0.9%
Canadian Imperial Bank of Commerce, (convertible into Martin Marietta Materials, Inc.), 4.10%, 11/7/18(2)(3)	103,900	21,754,998
Citigroup Global Markets Holdings, Inc., (convertible into Martin Marietta Materials, Inc.), 10.19%, 8/14/18(2)(3)	67,430	15,045,656
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 7.95%, 9/7/18(2)(3)	66,700	14,226,176
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 5.90%, 8/23/18(2)(3)	82,000	18,449,508
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 5.70%, 9/14/18(2)(3)	79,900	17,207,184
Merrill Lynch International & Co. C.V., (convertible into Martin Marietta Materials, Inc.), 9.30%, 8/15/18(2)(3)	91,700	19,956,671
		106,640,193
Energy Equipment and Services — 0.1%
Goldman Sachs International, (convertible into Schlumberger Ltd.), 4.35%, 7/10/18(2)(3)	226,700	16,570,070
Food and Staples Retailing — 0.3%
UBS AG, (convertible into Walmart, Inc.), 2.15%, 11/23/18(2)(3)	450,000	37,971,000
Food Products — 0.2%
Credit Suisse AG, (convertible into Mondelez International, Inc., Class A), 3.30%, 7/12/18(2)(3)	464,900	19,159,924
Health Care Providers and Services — 0.1%
Royal Bank of Canada, (convertible into Cigna Corp.), 1.60%, 9/13/18(2)(3)	97,600	16,934,576
Insurance — 0.2%
AXA SA, 7.25%, 5/15/21(2)	17,926,000	18,768,916
Semiconductors and Semiconductor Equipment — 2.2%
Microchip Technology, Inc., 1.625%, 2/15/27	198,020,000	231,115,479
Teradyne, Inc., 1.25%, 12/15/23	9,937,000	13,252,013
		244,367,492
Specialty Retail — 0.8%
Goldman Sachs International, (convertible into Lowe’s Cos., Inc.), 7.26%, 9/5/18(2)(3)	288,100	27,064,402
Merrill Lynch International & Co. C.V., (convertible into L Brands, Inc.), 16.00%, 7/12/18(2)(3)	267,000	10,384,965
Merrill Lynch International & Co. C.V., (convertible into Lowe’s Cos., Inc.), 4.10%, 11/15/18(2)(3)	475,900	41,860,164
Royal Bank of Canada, (convertible into L Brands, Inc.), 16.01%, 9/7/18(2)(3)	333,300	12,632,070
		91,941,601
TOTAL CONVERTIBLE BONDS (Cost $540,699,791)		572,613,414
CONVERTIBLE PREFERRED STOCKS — 5.0%
Banks — 2.3%
Bank of America Corp., 7.25%	203,902	254,979,451
Equity Real Estate Investment Trusts (REITs) — 0.6%
Welltower, Inc., 6.50%	1,199,657	71,319,608
Machinery — 2.1%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	2,274,519	238,324,101
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $547,026,396)		564,623,160
EXCHANGE-TRADED FUNDS — 3.3%
iShares Russell 1000 Value ETF (Cost $363,004,083)	3,097,461	375,969,816
TEMPORARY CASH INVESTMENTS — 2.9%
Federal Home Loan Bank Discount Notes, 1.58%, 7/2/18(4)	250,000,000	250,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $43,923,180), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $43,042,749)		43,036,473
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $36,589,579), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $35,872,690)		35,870,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	132,936	132,936
TOTAL TEMPORARY CASH INVESTMENTS (Cost $329,028,645)		329,039,409
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $9,877,386,339)		11,348,472,663
OTHER ASSETS AND LIABILITIES — 0.2%		19,067,499
TOTAL NET ASSETS — 100.0%		$11,367,540,162

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Cummins, Inc.	1,300	Put	$130.00	7/20/18	$(17,290,000)	$(184,723)	$(234,000)
Intel Corp.	1,500	Put	$50.00	7/20/18	$(7,456,500)	(126,147)	(204,750)
McDonald's Corp.	1,500	Put	$157.50	7/20/18	$(23,503,500)	(228,013)	(416,250)
Wells Fargo & Co.	1,500	Put	$52.00	7/20/18	$(8,316,000)	(99,322)	(37,500)
						$(638,205)	$(892,500)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	2,900,425	USD	2,948,875	UBS AG	9/28/18	$1,985
USD	92,465,540	CHF	90,924,140	UBS AG	9/28/18	(39,673)
EUR	8,275,659	USD	9,631,154	Credit Suisse AG	9/28/18	96,499
USD	389,631,899	EUR	330,970,941	Credit Suisse AG	9/28/18	590,911
GBP	622,748	USD	827,615	Morgan Stanley	9/28/18	(2,578)
USD	20,772,906	GBP	15,586,616	Morgan Stanley	9/28/18	123,234
JPY	157,761,990	USD	1,439,960	Morgan Stanley	9/28/18	(6,354)
JPY	143,809,920	USD	1,321,957	Morgan Stanley	9/28/18	(15,136)
USD	48,958,799	JPY	5,345,468,550	Morgan Stanley	9/28/18	383,769
SEK	5,390,442	USD	605,547	Goldman Sachs & Co.	9/28/18	284
SEK	5,867,883	USD	665,596	Goldman Sachs & Co.	9/28/18	(6,107)
USD	22,307,179	SEK	196,745,976	Goldman Sachs & Co.	9/28/18	194,954
USD	2,073,968	SEK	18,260,424	Goldman Sachs & Co.	9/28/18	21,684
						$1,343,472

NOTES TO SCHEDULE OF INVESTMENTS
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $328,245,922, which represented 2.9% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $309,477,006, which represented 2.7% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	—	51,244,428	—
Electrical Equipment	178,037,422	24,053,531	—
Industrial Conglomerates	282,259,364	22,310,762	—
Machinery	—	26,185,020	—
Oil, Gas and Consumable Fuels	629,962,886	356,031,186	—
Personal Products	—	61,327,853	—
Pharmaceuticals	808,698,790	76,389,630	—
Other Industries	6,339,490,013	—	—
Preferred Stocks	—	650,235,979	—
Convertible Bonds	—	572,613,414	—
Convertible Preferred Stocks	71,319,608	493,303,552	—
Exchange-Traded Funds	375,969,816	—	—
Temporary Cash Investments	132,936	328,906,473	—
	8,685,870,835	2,662,601,828	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,413,320	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	69,848	—
Written Options Contracts	892,500	—	—
	892,500	69,848	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2018 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$113,551	$65	$—	$7,449	$121,065	9,199	$—	$3,082
ONE Gas, Inc.	200,615	320	4,388	26,238	222,785	2,981	162	1,400
	$314,166	$385	$4,388	$33,687	$343,850	12,180	$162	$4,482

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
June 30, 2018

Large Company Value - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.3%
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	56,300	5,980,749
Airlines — 0.7%
Southwest Airlines Co.	113,400	5,769,792
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	278,700	8,157,549
Banks — 13.9%
Bank of America Corp.	711,300	20,051,547
BB&T Corp.	357,200	18,017,168
JPMorgan Chase & Co.	181,400	18,901,880
M&T Bank Corp.	30,600	5,206,590
PNC Financial Services Group, Inc. (The)	61,400	8,295,140
U.S. Bancorp	451,300	22,574,026
Wells Fargo & Co.	365,600	20,268,864
		113,315,215
Beverages — 1.3%
PepsiCo, Inc.	95,300	10,375,311
Building Products — 1.9%
Johnson Controls International plc	471,600	15,775,020
Capital Markets — 4.9%
Ameriprise Financial, Inc.	65,600	9,176,128
Bank of New York Mellon Corp. (The)	283,600	15,294,548
Invesco Ltd.	581,600	15,447,296
		39,917,972
Chemicals — 1.2%
DowDuPont, Inc.	146,500	9,657,280
Communications Equipment — 2.0%
Cisco Systems, Inc.	386,700	16,639,701
Containers and Packaging — 0.6%
WestRock Co.	93,300	5,319,966
Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	508,200	25,567,542
Electric Utilities — 2.9%
Edison International	99,200	6,276,384
Eversource Energy	121,200	7,103,532
Xcel Energy, Inc.	230,300	10,520,104
		23,900,020
Electrical Equipment — 1.0%
Eaton Corp. plc	104,900	7,840,226
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	87,200	7,853,232
Energy Equipment and Services — 4.5%
Baker Hughes a GE Co.	274,800	9,076,644
Schlumberger Ltd.	413,900	27,743,717
		36,820,361
Food and Staples Retailing — 3.1%
Sysco Corp.	118,900	8,119,681
Walgreens Boots Alliance, Inc.	127,700	7,663,916

Walmart, Inc.	113,600	9,729,840
		25,513,437
Food Products — 3.6%
Conagra Brands, Inc.	232,500	8,307,225
Kellogg Co.	66,700	4,660,329
Mondelez International, Inc., Class A	396,000	16,236,000
		29,203,554
Health Care Equipment and Supplies — 5.7%
Abbott Laboratories	81,600	4,976,784
Medtronic plc	276,700	23,688,287
Zimmer Biomet Holdings, Inc.	160,100	17,841,544
		46,506,615
Health Care Providers and Services — 2.9%
Cigna Corp.	30,700	5,217,465
HCA Healthcare, Inc.	48,200	4,945,320
Henry Schein, Inc.(1)	68,500	4,975,840
McKesson Corp.	61,400	8,190,760
		23,329,385
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	49,900	2,859,769
McDonald's Corp.	31,200	4,888,728
		7,748,497
Household Products — 3.0%
Procter & Gamble Co. (The)	319,000	24,901,140
Industrial Conglomerates — 1.6%
General Electric Co.	336,800	4,583,848
Siemens AG	62,200	8,223,979
		12,807,827
Insurance — 3.6%
Aflac, Inc.	188,900	8,126,478
Chubb Ltd.	152,300	19,345,146
MetLife, Inc.	43,500	1,896,600
		29,368,224
Machinery — 1.9%
Atlas Copco AB, B Shares	177,400	4,647,546
Cummins, Inc.	48,900	6,503,700
Ingersoll-Rand plc	46,200	4,145,526
		15,296,772
Multiline Retail — 0.6%
Target Corp.	61,700	4,696,604
Oil, Gas and Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	111,800	8,189,350
Chevron Corp.	155,900	19,710,437
EQT Corp.	130,400	7,195,472
Noble Energy, Inc.	162,500	5,733,000
Occidental Petroleum Corp.	48,900	4,091,952
Royal Dutch Shell plc, Class B ADR	135,100	9,815,015
TOTAL SA ADR	334,800	20,275,488
		75,010,714
Personal Products — 0.8%
Unilever NV CVA	114,800	6,406,222
Pharmaceuticals — 10.3%
Allergan plc	47,000	7,835,840

Johnson & Johnson	231,300	28,065,942
Merck & Co., Inc.	267,100	16,212,970
Pfizer, Inc.	716,400	25,990,992
Roche Holding AG	28,300	6,302,701
		84,408,445
Road and Rail — 0.7%
Union Pacific Corp.	39,800	5,638,864
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	171,100	7,903,109
Intel Corp.	173,500	8,624,685
QUALCOMM, Inc.	135,300	7,593,036
		24,120,830
Software — 2.1%
Oracle Corp. (New York)	386,800	17,042,408
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	49,100	6,662,870
AutoZone, Inc.(1)	6,600	4,428,138
		11,091,008
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	15,200	2,813,672
TOTAL COMMON STOCKS (Cost $693,776,046)		778,794,154
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell 1000 Value ETF (Cost $18,958,184)	158,000	19,178,040
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $11,174,877), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $10,950,880)		10,949,283
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $9,313,485), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $9,126,684)		9,126,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,777	33,777
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,109,060)		20,109,060
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $732,843,290)		818,081,254
OTHER ASSETS AND LIABILITIES — (0.1)%		(746,103)
TOTAL NET ASSETS — 100.0%		$817,335,151

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,294,972	CHF	5,206,705	UBS AG	9/28/18	$(2,272)
USD	30,110,701	EUR	25,577,390	Credit Suisse AG	9/28/18	45,665
GBP	192,006	USD	254,247	Morgan Stanley	9/28/18	130
GBP	298,222	USD	396,329	Morgan Stanley	9/28/18	(1,234)
USD	8,880,994	GBP	6,663,711	Morgan Stanley	9/28/18	52,686
USD	322,199	GBP	245,496	Morgan Stanley	9/28/18	(3,042)
USD	7,064,429	JPY	771,315,509	Morgan Stanley	9/28/18	55,375
SEK	1,256,164	USD	142,487	Goldman Sachs & Co.	9/28/18	(1,307)
USD	3,418,191	SEK	30,147,936	Goldman Sachs & Co.	9/28/18	29,873
USD	395,794	SEK	3,544,044	Goldman Sachs & Co.	9/28/18	(2,520)
						$173,354

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	753,213,706	25,580,448	—
Exchange-Traded Funds	19,178,040	—	—
Temporary Cash Investments	33,777	20,075,283	—
	772,425,523	45,655,731	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	183,729	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,375	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2018

Mid Cap Value - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.9%
Aerospace and Defense — 1.0%
Textron, Inc.	1,226,401	80,832,090
Airlines — 1.0%
Southwest Airlines Co.	1,689,556	85,964,609
Auto Components — 0.3%
Aptiv plc	232,162	21,273,004
Automobiles — 0.7%
Honda Motor Co. Ltd. ADR	2,121,709	62,102,422
Banks — 9.1%
Bank of Hawaii Corp.	1,224,656	102,160,804
BB&T Corp.	3,204,598	161,639,923
Comerica, Inc.	386,415	35,132,852
Commerce Bancshares, Inc.	1,545,398	100,002,705
M&T Bank Corp.	662,181	112,670,097
SunTrust Banks, Inc.	1,344,319	88,751,940
UMB Financial Corp.	910,126	69,378,905
Westamerica Bancorporation(1)	1,434,448	81,060,656
		750,797,882
Beverages — 0.8%
Molson Coors Brewing Co., Class B	940,193	63,970,732
Building Products — 2.1%
Johnson Controls International plc	5,127,799	171,524,877
Capital Markets — 5.7%
Ameriprise Financial, Inc.	831,781	116,349,526
Invesco Ltd.	6,289,383	167,046,013
Northern Trust Corp.	1,800,297	185,232,558
		468,628,097
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	696,384	47,604,810
Containers and Packaging — 5.2%
Bemis Co., Inc.	1,537,279	64,888,547
Graphic Packaging Holding Co.	8,051,581	116,828,440
Sonoco Products Co.	1,892,495	99,355,987
WestRock Co.	2,609,633	148,801,274
		429,874,248
Distributors — 1.0%
Genuine Parts Co.	882,009	80,959,606
Electric Utilities — 3.8%
Edison International	1,423,891	90,089,584
Eversource Energy	684,509	40,119,072
Pinnacle West Capital Corp.	811,628	65,384,752
Xcel Energy, Inc.	2,655,732	121,313,838
		316,907,246
Electrical Equipment — 4.3%
Eaton Corp. plc	1,092,465	81,650,834
Emerson Electric Co.	1,521,937	105,226,724
Hubbell, Inc.	1,590,971	168,229,274
		355,106,832

Electronic Equipment, Instruments and Components — 1.6%
Keysight Technologies, Inc.(2)	1,288,581	76,064,936
TE Connectivity Ltd.	624,284	56,223,017
		132,287,953
Energy Equipment and Services — 2.5%
Baker Hughes a GE Co.	3,144,546	103,864,354
National Oilwell Varco, Inc.	2,381,055	103,337,787
		207,202,141
Equity Real Estate Investment Trusts (REITs) — 4.6%
American Tower Corp.	393,765	56,769,100
Empire State Realty Trust, Inc., Class A	1,582,161	27,054,953
MGM Growth Properties LLC, Class A	2,214,730	67,460,676
Piedmont Office Realty Trust, Inc., Class A	3,267,788	65,127,015
Weyerhaeuser Co.	4,572,185	166,701,865
		383,113,609
Food and Staples Retailing — 2.5%
Sysco Corp.	1,825,658	124,674,185
US Foods Holding Corp.(2)	2,204,941	83,390,868
		208,065,053
Food Products — 7.1%
Conagra Brands, Inc.	4,082,952	145,883,875
General Mills, Inc.	1,626,763	72,000,530
J.M. Smucker Co. (The)	485,365	52,167,030
Kellogg Co.	1,709,400	119,435,778
Mondelez International, Inc., Class A	2,553,194	104,680,954
Orkla ASA	10,721,910	93,996,989
		588,165,156
Gas Utilities — 1.2%
Atmos Energy Corp.	505,772	45,590,288
Spire, Inc.	717,013	50,656,969
		96,247,257
Health Care Equipment and Supplies — 4.2%
Siemens Healthineers AG(2)	838,117	34,603,814
STERIS plc	689,769	72,432,643
Zimmer Biomet Holdings, Inc.	2,168,361	241,642,150
		348,678,607
Health Care Providers and Services — 6.3%
Cardinal Health, Inc.	1,951,087	95,271,578
Express Scripts Holding Co.(2)	1,053,673	81,354,092
HCA Healthcare, Inc.	389,785	39,991,941
Henry Schein, Inc.(2)	933,745	67,827,237
LifePoint Health, Inc.(1)(2)	2,162,113	105,511,114
McKesson Corp.	573,902	76,558,527
Quest Diagnostics, Inc.	452,472	49,744,772
		516,259,261
Household Durables — 0.8%
PulteGroup, Inc.	2,219,466	63,809,648
Household Products — 0.8%
Kimberly-Clark Corp.	651,484	68,627,325
Insurance — 5.2%
Aflac, Inc.	1,345,556	57,885,819
Arthur J. Gallagher & Co.	928,168	60,590,807
Brown & Brown, Inc.	1,680,195	46,591,807

Chubb Ltd.	968,775	123,053,801
ProAssurance Corp.	721,718	25,584,903
Reinsurance Group of America, Inc.	476,031	63,540,618
Torchmark Corp.	330,610	26,914,960
Travelers Cos., Inc. (The)	175,674	21,491,957
		425,654,672
Machinery — 3.5%
Cummins, Inc.	609,326	81,040,358
IMI plc	4,620,395	69,026,738
Ingersoll-Rand plc	908,371	81,508,130
PACCAR, Inc.	696,508	43,155,636
Parker-Hannifin Corp.	98,100	15,288,885
		290,019,747
Multi-Utilities — 1.9%
Ameren Corp.	959,977	58,414,601
NorthWestern Corp.	1,717,869	98,348,000
		156,762,601
Multiline Retail — 0.9%
Target Corp.	978,327	74,470,251
Oil, Gas and Consumable Fuels — 7.8%
Anadarko Petroleum Corp.	1,021,411	74,818,356
Cimarex Energy Co.	889,819	90,530,185
Devon Energy Corp.	2,557,660	112,434,734
EQT Corp.	2,302,940	127,076,229
Imperial Oil Ltd.	2,025,083	67,315,352
Marathon Petroleum Corp.	353,753	24,819,310
Noble Energy, Inc.	3,269,390	115,344,079
Occidental Petroleum Corp.	423,638	35,450,028
		647,788,273
Road and Rail — 1.5%
Heartland Express, Inc.	4,102,618	76,103,564
Norfolk Southern Corp.	302,601	45,653,413
		121,756,977
Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials, Inc.	559,141	25,826,723
Lam Research Corp.	251,650	43,497,703
Maxim Integrated Products, Inc.	1,929,328	113,174,380
Microchip Technology, Inc.	726,793	66,101,823
Teradyne, Inc.	2,132,687	81,191,394
		329,792,023
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	687,338	93,271,767
Technology Hardware, Storage and Peripherals — 0.6%
HP, Inc.	2,132,499	48,386,402
Thrifts and Mortgage Finance — 0.8%
Capitol Federal Financial, Inc.	5,343,946	70,326,329
Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	1,329,875	112,839,894
TOTAL COMMON STOCKS (Cost $6,725,238,877)		7,919,071,401
EXCHANGE-TRADED FUNDS — 1.7%
iShares Russell Mid-Cap Value ETF (Cost $135,311,888)	1,559,712	138,018,915

TEMPORARY CASH INVESTMENTS — 2.5%
Federal Home Loan Bank Discount Notes, 1.63%, 7/2/18(3)	190,000,000	190,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $7,926,948), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $7,768,054)		7,766,921
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/27, valued at $6,604,931), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $6,473,485)		6,473,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	425,096	425,096
TOTAL TEMPORARY CASH INVESTMENTS (Cost $204,656,548)		204,665,017
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $7,065,207,313)		8,261,755,333
OTHER ASSETS AND LIABILITIES — (0.1)%		(10,141,515)
TOTAL NET ASSETS — 100.0%		$8,251,613,818

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,277,170	USD	1,714,107	Morgan Stanley	9/28/18	$20,578
CAD	2,004,681	USD	1,527,352	Morgan Stanley	9/28/18	(242)
USD	59,611,285	CAD	79,318,776	Morgan Stanley	9/28/18	(811,543)
EUR	715,961	USD	840,224	Credit Suisse AG	9/28/18	1,356
USD	30,657,378	EUR	26,041,762	Credit Suisse AG	9/28/18	46,495
GBP	1,187,814	USD	1,578,573	Morgan Stanley	9/28/18	(4,917)
USD	59,645,134	GBP	44,753,766	Morgan Stanley	9/28/18	353,842
JPY	154,451,886	USD	1,415,292	Morgan Stanley	9/28/18	(11,766)
USD	38,333,168	JPY	4,185,330,290	Morgan Stanley	9/28/18	300,478
USD	81,495,872	NOK	658,433,676	Goldman Sachs & Co.	9/28/18	371,877
						$266,158

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,654,128,508	264,942,893	—
Exchange-Traded Funds	138,018,915	—	—
Temporary Cash Investments	425,096	204,239,921	—
	7,792,572,519	469,182,814	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,094,626	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	828,468	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2018 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
LifePoint Health, Inc.(1)	$101,555	$831	$940	$4,065	$105,511	2,162	$(120)	—
Westamerica Bancorporation	87,018	—	3,664	(2,293)	81,061	1,434	20	$574
	$188,573	$831	$4,604	$1,772	$186,572	3,596	$(100)	$574

(1) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
June 30, 2018

NT Large Company Value - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	128,700	13,671,801
Airlines — 0.7%
Southwest Airlines Co.	259,200	13,188,096
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	636,400	18,627,428
Banks — 14.0%
Bank of America Corp.	1,624,300	45,789,017
BB&T Corp.	818,800	41,300,272
JPMorgan Chase & Co.	415,100	43,253,420
M&T Bank Corp.	70,000	11,910,500
PNC Financial Services Group, Inc. (The)	140,500	18,981,550
U.S. Bancorp	1,032,800	51,660,656
Wells Fargo & Co.	836,700	46,386,648
		259,282,063
Beverages — 1.3%
PepsiCo, Inc.	218,000	23,733,660
Building Products — 1.9%
Johnson Controls International plc	1,080,300	36,136,035
Capital Markets — 4.9%
Ameriprise Financial, Inc.	149,800	20,954,024
Bank of New York Mellon Corp. (The)	648,100	34,952,033
Invesco Ltd.	1,328,200	35,276,992
		91,183,049
Chemicals — 1.2%
DowDuPont, Inc.	335,300	22,102,976
Communications Equipment — 2.1%
Cisco Systems, Inc.	885,800	38,115,974
Containers and Packaging — 0.6%
WestRock Co.	211,600	12,065,432
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	1,163,000	58,510,530
Electric Utilities — 2.9%
Edison International	226,800	14,349,636
Eversource Energy	277,900	16,287,719
Xcel Energy, Inc.	523,700	23,922,616
		54,559,971
Electrical Equipment — 1.0%
Eaton Corp. plc	239,700	17,915,178
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	197,200	17,759,832
Energy Equipment and Services — 4.5%
Baker Hughes a GE Co.	628,200	20,749,446
Schlumberger Ltd.	946,800	63,464,004
		84,213,450
Food and Staples Retailing — 3.1%
Sysco Corp.	271,900	18,568,051
Walgreens Boots Alliance, Inc.	292,100	17,530,381

Walmart, Inc.	259,900	22,260,435
		58,358,867
Food Products — 3.6%
Conagra Brands, Inc.	531,500	18,990,495
Kellogg Co.	152,700	10,669,149
Mondelez International, Inc., Class A	906,400	37,162,400
		66,822,044
Health Care Equipment and Supplies — 5.7%
Abbott Laboratories	187,000	11,405,130
Medtronic plc	634,300	54,302,423
Zimmer Biomet Holdings, Inc.	364,900	40,664,456
		106,372,009
Health Care Providers and Services — 2.9%
Cigna Corp.	70,200	11,930,490
HCA Healthcare, Inc.	110,100	11,296,260
Henry Schein, Inc.(1)	159,200	11,564,288
McKesson Corp.	140,300	18,716,020
		53,507,058
Hotels, Restaurants and Leisure — 1.0%
Carnival Corp.	114,000	6,533,340
McDonald's Corp.	71,300	11,171,997
		17,705,337
Household Products — 3.1%
Procter & Gamble Co. (The)	729,700	56,960,382
Industrial Conglomerates — 1.6%
General Electric Co.	772,300	10,511,003
Siemens AG	142,100	18,788,223
		29,299,226
Insurance — 3.6%
Aflac, Inc.	431,600	18,567,432
Chubb Ltd.	348,400	44,253,768
MetLife, Inc.	99,600	4,342,560
		67,163,760
Machinery — 1.9%
Atlas Copco AB, B Shares	405,300	10,618,098
Cummins, Inc.	111,500	14,829,500
Ingersoll-Rand plc	103,700	9,305,001
		34,752,599
Multiline Retail — 0.6%
Target Corp.	141,500	10,770,980
Oil, Gas and Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	254,900	18,671,425
Chevron Corp.	356,000	45,009,080
EQT Corp.	298,400	16,465,712
Noble Energy, Inc.	371,700	13,113,576
Occidental Petroleum Corp.	111,500	9,330,320
Royal Dutch Shell plc, Class B ADR	308,700	22,427,055
TOTAL SA ADR	764,600	46,304,176
		171,321,344
Personal Products — 0.8%
Unilever NV CVA	262,700	14,659,533
Pharmaceuticals — 10.4%
Allergan plc	107,500	17,922,400

Johnson & Johnson	529,200	64,213,128
Merck & Co., Inc.	611,300	37,105,910
Pfizer, Inc.	1,638,800	59,455,664
Roche Holding AG	64,800	14,431,627
		193,128,729
Road and Rail — 0.7%
Union Pacific Corp.	91,100	12,907,048
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	390,900	18,055,671
Intel Corp.	393,400	19,555,914
QUALCOMM, Inc.	310,000	17,397,200
		55,008,785
Software — 2.1%
Oracle Corp. (New York)	880,600	38,799,236
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	112,400	15,252,680
AutoZone, Inc.(1)	15,100	10,131,043
		25,383,723
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	34,800	6,441,828
TOTAL COMMON STOCKS (Cost $1,521,082,491)		1,780,427,963
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell 1000 Value ETF (Cost $43,294,649)	361,100	43,830,318
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $21,780,878), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $21,344,285)		21,341,173
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/27, valued at $18,144,359), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $17,788,334)		17,787,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	74,724	74,724
TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,202,897)		39,202,897
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,603,580,037)		1,863,461,178
OTHER ASSETS AND LIABILITIES — (0.4)%		(8,152,939)
TOTAL NET ASSETS — 100.0%		$1,855,308,239

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,124,176	CHF	11,922,066	UBS AG	9/28/18	$(5,202)
USD	68,876,086	EUR	58,506,459	Credit Suisse AG	9/28/18	104,457
GBP	458,657	USD	607,335	Morgan Stanley	9/28/18	310
GBP	681,772	USD	906,057	Morgan Stanley	9/28/18	(2,822)
USD	20,323,697	GBP	15,249,559	Morgan Stanley	9/28/18	120,569
USD	737,370	GBP	561,831	Morgan Stanley	9/28/18	(6,962)
USD	16,163,647	JPY	1,764,795,507	Morgan Stanley	9/28/18	126,700
SEK	2,875,292	USD	326,146	Goldman Sachs & Co.	9/28/18	(2,992)
USD	7,824,057	SEK	69,007,008	Goldman Sachs & Co.	9/28/18	68,378
USD	890,452	SEK	7,973,336	Goldman Sachs & Co.	9/28/18	(5,670)
						$396,766

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,721,930,482	58,497,481	—
Exchange-Traded Funds	43,830,318	—	—
Temporary Cash Investments	74,724	39,128,173	—
	1,765,835,524	97,625,654	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	420,414	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	23,648	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
June 30, 2018

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Aerospace and Defense — 1.0%
Textron, Inc.	150,994	9,952,015
Airlines — 1.0%
Southwest Airlines Co.	207,738	10,569,709
Auto Components — 0.3%
Aptiv plc	28,381	2,600,551
Automobiles — 0.8%
Honda Motor Co. Ltd. ADR	260,873	7,635,753
Banks — 9.1%
Bank of Hawaii Corp.	149,650	12,483,803
BB&T Corp.	392,644	19,804,963
Comerica, Inc.	47,666	4,333,793
Commerce Bancshares, Inc.	188,988	12,229,413
M&T Bank Corp.	81,410	13,851,912
SunTrust Banks, Inc.	165,264	10,910,729
UMB Financial Corp.	111,851	8,526,402
Westamerica Bancorporation	176,804	9,991,194
		92,132,209
Beverages — 0.8%
Molson Coors Brewing Co., Class B	115,621	7,866,853
Building Products — 2.1%
Johnson Controls International plc	628,953	21,038,478
Capital Markets — 5.7%
Ameriprise Financial, Inc.	102,271	14,305,668
Invesco Ltd.	774,348	20,566,683
Northern Trust Corp.	221,569	22,797,234
		57,669,585
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	85,583	5,850,454
Containers and Packaging — 5.2%
Bemis Co., Inc.	186,793	7,884,533
Graphic Packaging Holding Co.	988,772	14,347,082
Sonoco Products Co.	231,420	12,149,550
WestRock Co.	320,922	18,298,972
		52,680,137
Distributors — 1.0%
Genuine Parts Co.	108,436	9,953,340
Electric Utilities — 3.8%
Edison International	175,724	11,118,058
Eversource Energy	83,212	4,877,055
Pinnacle West Capital Corp.	99,933	8,050,602
Xcel Energy, Inc.	324,770	14,835,494
		38,881,209
Electrical Equipment — 4.3%
Eaton Corp. plc	134,504	10,052,829
Emerson Electric Co.	187,381	12,955,522
Hubbell, Inc.	195,880	20,712,351
		43,720,702

Electronic Equipment, Instruments and Components — 1.6%
Keysight Technologies, Inc.(1)	160,136	9,452,828
TE Connectivity Ltd.	76,722	6,909,583
		16,362,411
Energy Equipment and Services — 2.5%
Baker Hughes a GE Co.	386,635	12,770,554
National Oilwell Varco, Inc.	292,621	12,699,751
		25,470,305
Equity Real Estate Investment Trusts (REITs) — 4.6%
American Tower Corp.	48,272	6,959,374
Empire State Realty Trust, Inc., Class A	193,947	3,316,494
MGM Growth Properties LLC, Class A	270,732	8,246,497
Piedmont Office Realty Trust, Inc., Class A	397,915	7,930,446
Weyerhaeuser Co.	562,927	20,524,318
		46,977,129
Food and Staples Retailing — 2.5%
Sysco Corp.	224,690	15,344,080
US Foods Holding Corp.(1)	271,603	10,272,026
		25,616,106
Food Products — 7.2%
Conagra Brands, Inc.	504,639	18,030,751
General Mills, Inc.	200,211	8,861,339
J.M. Smucker Co. (The)	59,787	6,425,907
Kellogg Co.	210,215	14,687,722
Mondelez International, Inc., Class A	314,637	12,900,117
Orkla ASA	1,318,536	11,559,360
		72,465,196
Gas Utilities — 1.2%
Atmos Energy Corp.	60,801	5,480,602
Spire, Inc.	89,637	6,332,854
		11,813,456
Health Care Equipment and Supplies — 4.2%
Siemens Healthineers AG(1)	103,270	4,263,767
STERIS plc	84,980	8,923,750
Zimmer Biomet Holdings, Inc.	266,609	29,710,907
		42,898,424
Health Care Providers and Services — 6.3%
Cardinal Health, Inc.	237,878	11,615,583
Express Scripts Holding Co.(1)	128,448	9,917,470
HCA Healthcare, Inc.	48,771	5,003,905
Henry Schein, Inc.(1)	114,870	8,344,157
LifePoint Health, Inc.(1)	265,841	12,973,041
McKesson Corp.	69,815	9,313,321
Quest Diagnostics, Inc.	55,607	6,113,433
		63,280,910
Household Durables — 0.8%
PulteGroup, Inc.	269,520	7,748,700
Household Products — 0.8%
Kimberly-Clark Corp.	80,065	8,434,047
Insurance — 5.1%
Aflac, Inc.	161,632	6,953,408
Arthur J. Gallagher & Co.	113,028	7,378,468
Brown & Brown, Inc.	209,056	5,797,123

Chubb Ltd.	119,304	15,153,994
ProAssurance Corp.	87,886	3,115,559
Reinsurance Group of America, Inc.	58,587	7,820,193
Torchmark Corp.	40,344	3,284,405
Travelers Cos., Inc. (The)	21,442	2,623,214
		52,126,364
Machinery — 3.5%
Cummins, Inc.	74,939	9,966,887
IMI plc	568,197	8,488,622
Ingersoll-Rand plc	113,010	10,140,387
PACCAR, Inc.	84,853	5,257,492
Parker-Hannifin Corp.	12,078	1,882,356
		35,735,744
Multi-Utilities — 1.9%
Ameren Corp.	118,269	7,196,669
NorthWestern Corp.	209,674	12,003,836
		19,200,505
Multiline Retail — 0.9%
Target Corp.	120,311	9,158,073
Oil, Gas and Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	126,953	9,299,307
Cimarex Energy Co.	110,522	11,244,508
Devon Energy Corp.	314,899	13,842,960
EQT Corp.	283,206	15,627,307
Imperial Oil Ltd.	249,328	8,287,859
Marathon Petroleum Corp.	44,982	3,155,937
Noble Energy, Inc.	402,527	14,201,153
Occidental Petroleum Corp.	52,158	4,364,582
		80,023,613
Road and Rail — 1.5%
Heartland Express, Inc.	504,923	9,366,322
Norfolk Southern Corp.	37,604	5,673,315
		15,039,637
Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials, Inc.	66,671	3,079,534
Lam Research Corp.	30,370	5,249,455
Maxim Integrated Products, Inc.	237,449	13,928,758
Microchip Technology, Inc.	89,451	8,135,568
Teradyne, Inc.	259,885	9,893,822
		40,287,137
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	85,271	11,571,275
Technology Hardware, Storage and Peripherals — 0.6%
HP, Inc.	262,159	5,948,388
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	662,902	8,723,790
Trading Companies and Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	162,461	13,784,816
TOTAL COMMON STOCKS (Cost $821,992,073)		973,217,021
EXCHANGE-TRADED FUNDS — 1.7%
iShares Russell Mid-Cap Value ETF (Cost $16,631,231)	191,682	16,961,940

TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $13,835,873), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $13,558,536)		13,556,559
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $11,526,690), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $11,299,847)		11,299,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	64,088	64,088
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,919,647)		24,919,647
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $863,542,951)		1,015,098,608
OTHER ASSETS AND LIABILITIES — (0.4)%		(3,754,394)
TOTAL NET ASSETS — 100.0%		$1,011,344,214

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	401,545	USD	302,257	Morgan Stanley	9/28/18	$3,629
USD	7,427,709	CAD	9,883,310	Morgan Stanley	9/28/18	(101,120)
EUR	88,218	USD	103,530	Credit Suisse AG	9/28/18	167
USD	3,777,501	EUR	3,208,780	Credit Suisse AG	9/28/18	5,729
GBP	142,835	USD	189,823	Morgan Stanley	9/28/18	(591)
USD	7,172,328	GBP	5,381,641	Morgan Stanley	9/28/18	42,549
USD	225,675	GBP	170,429	Morgan Stanley	9/28/18	(115)
JPY	18,992,568	USD	174,035	Morgan Stanley	9/28/18	(1,447)
USD	4,713,735	JPY	514,659,772	Morgan Stanley	9/28/18	36,949
USD	10,052,836	NOK	81,220,382	Goldman Sachs & Co.	9/28/18	45,872
						$31,622

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	940,617,413	32,599,608	—
Exchange-Traded Funds	16,961,940	—	—
Temporary Cash Investments	64,088	24,855,559	—
	957,643,441	57,455,167	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	134,895	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	103,273	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2018

Small Cap Value - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 0.9%
Esterline Technologies Corp.(1)	185,000	13,653,000
Banks — 19.6%
Bank of the Ozarks, Inc.	775,000	34,906,000
BankUnited, Inc.	920,000	37,582,000
Boston Private Financial Holdings, Inc.	735,000	11,686,500
FCB Financial Holdings, Inc., Class A(1)	365,000	21,462,000
First Hawaiian, Inc.	790,000	22,925,800
FNB Corp.	2,160,000	28,987,200
Home BancShares, Inc.	1,575,000	35,532,000
LegacyTexas Financial Group, Inc.	664,971	25,947,168
Popular, Inc.	160,000	7,233,600
Texas Capital Bancshares, Inc.(1)	145,000	13,267,500
UMB Financial Corp.	345,000	26,299,350
Valley National Bancorp	3,530,000	42,924,800
		308,753,918
Building Products — 2.8%
Apogee Enterprises, Inc.	250,000	12,042,500
CSW Industrials, Inc.(1)	445,000	23,518,250
Gibraltar Industries, Inc.(1)	240,000	9,000,000
		44,560,750
Capital Markets — 2.8%
Ares Management LP	1,255,000	25,978,500
Donnelley Financial Solutions, Inc.(1)	1,030,000	17,891,100
		43,869,600
Chemicals — 4.6%
Innophos Holdings, Inc.	470,000	22,372,000
Minerals Technologies, Inc.	370,000	27,879,500
PolyOne Corp.	140,000	6,050,800
WR Grace & Co.	220,000	16,128,200
		72,430,500
Commercial Services and Supplies — 3.1%
Brink's Co. (The)	215,000	17,146,250
Ceco Environmental Corp.	827,250	5,079,315
Charah Solutions, Inc.(1)	720,000	7,876,800
Deluxe Corp.	160,000	10,593,600
LSC Communications, Inc.	184,071	2,882,552
Multi-Color Corp.	70,000	4,525,500
		48,104,017
Construction and Engineering — 1.3%
Dycom Industries, Inc.(1)	165,000	15,594,150
Valmont Industries, Inc.	35,000	5,276,250
		20,870,400
Containers and Packaging — 7.8%
Bemis Co., Inc.	565,000	23,848,650
Graphic Packaging Holding Co.	2,730,000	39,612,300
RPC Group plc	1,655,000	16,342,087

Silgan Holdings, Inc.	1,588,757	42,626,350
		122,429,387
Diversified Financial Services — 2.9%
Compass Diversified Holdings	2,590,000	44,807,000
Electrical Equipment — 0.9%
AZZ, Inc.	335,000	14,555,750
Electronic Equipment, Instruments and Components — 5.3%
Avnet, Inc.	545,032	23,376,423
Belden, Inc.	505,000	30,865,600
OSI Systems, Inc.(1)	140,000	10,826,200
Tech Data Corp.(1)	170,000	13,960,400
VeriFone Systems, Inc.(1)	181,138	4,133,569
		83,162,192
Energy Equipment and Services — 1.6%
C&J Energy Services, Inc.(1)	200,000	4,720,000
Dril-Quip, Inc.(1)	230,000	11,822,000
FTS International, Inc.(1)	140,000	1,993,600
Helix Energy Solutions Group, Inc.(1)	200,000	1,666,000
Keane Group, Inc.(1)	240,000	3,280,800
Liberty Oilfield Services, Inc., Class A(1)	130,000	2,433,600
		25,916,000
Equity Real Estate Investment Trusts (REITs) — 8.3%
Armada Hoffler Properties, Inc.	210,000	3,129,000
Brandywine Realty Trust	339,985	5,738,947
CareTrust REIT, Inc.	695,000	11,599,550
Community Healthcare Trust, Inc.	325,000	9,707,750
EPR Properties	80,000	5,183,200
Highwoods Properties, Inc.	125,000	6,341,250
Kite Realty Group Trust	1,355,000	23,143,400
Lexington Realty Trust	710,000	6,198,300
MedEquities Realty Trust, Inc.	1,115,000	12,287,300
Medical Properties Trust, Inc.	715,000	10,038,600
RLJ Lodging Trust	240,000	5,292,000
Sabra Health Care REIT, Inc.	555,000	12,060,150
Summit Hotel Properties, Inc.	445,000	6,367,950
Urstadt Biddle Properties, Inc., Class A	165,000	3,733,950
Weingarten Realty Investors	290,000	8,934,900
		129,756,247
Food and Staples Retailing — 0.7%
Casey's General Stores, Inc.	110,000	11,558,800
Food Products — 2.1%
Hain Celestial Group, Inc. (The)(1)	325,000	9,685,000
Hostess Brands, Inc.(1)	380,000	5,168,000
TreeHouse Foods, Inc.(1)	360,000	18,903,600
		33,756,600
Health Care Providers and Services — 0.4%
Premier, Inc., Class A(1)	175,000	6,366,500
Hotels, Restaurants and Leisure — 0.9%
Red Robin Gourmet Burgers, Inc.(1)	289,160	13,474,856
Household Durables — 1.3%
Helen of Troy Ltd.(1)	200,000	19,690,000
Household Products — 2.0%
Energizer Holdings, Inc.	55,000	3,462,800

Spectrum Brands Holdings, Inc.	340,000	27,750,800
		31,213,600
Insurance — 7.8%
AMERISAFE, Inc.	325,000	18,768,750
Aspen Insurance Holdings Ltd.	375,000	15,262,500
Hanover Insurance Group, Inc. (The)	115,000	13,749,400
James River Group Holdings Ltd.	505,000	19,841,450
Kinsale Capital Group, Inc.	105,000	5,760,300
RenaissanceRe Holdings Ltd.	255,000	30,681,600
RLI Corp.	140,000	9,266,600
Validus Holdings Ltd.	135,000	9,126,000
		122,456,600
IT Services — 3.8%
EVERTEC, Inc.	1,065,000	23,270,250
Presidio, Inc.(1)	940,000	12,314,000
Teradata Corp.(1)	605,000	24,290,750
		59,875,000
Leisure Products — 0.2%
Malibu Boats, Inc., Class A(1)	55,000	2,306,700
MCBC Holdings, Inc.(1)	55,000	1,592,250
		3,898,950
Machinery — 4.6%
Actuant Corp., Class A	275,000	8,071,250
EnPro Industries, Inc.	395,000	27,630,250
Global Brass & Copper Holdings, Inc.	635,000	19,907,250
Graham Corp.	160,000	4,129,600
REV Group, Inc.	730,000	12,417,300
		72,155,650
Media — 1.8%
Cable One, Inc.	15,000	10,999,350
Entravision Communications Corp., Class A	3,235,000	16,175,000
Townsquare Media, Inc., Class A	212,286	1,373,490
		28,547,840
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Granite Point Mortgage Trust, Inc.	300,000	5,505,000
Two Harbors Investment Corp.	280,000	4,424,000
		9,929,000
Oil, Gas and Consumable Fuels — 1.1%
Ardmore Shipping Corp.(1)	640,000	5,248,000
Earthstone Energy, Inc., Class A(1)	24,800	219,480
Extraction Oil & Gas, Inc.(1)	640,000	9,401,600
WildHorse Resource Development Corp.(1)	90,000	2,282,400
		17,151,480
Personal Products — 1.0%
Edgewell Personal Care Co.(1)	320,000	16,147,200
Professional Services — 1.8%
Huron Consulting Group, Inc.(1)	285,000	11,656,500
InnerWorkings, Inc.(1)	1,855,000	16,119,950
		27,776,450
Road and Rail — 0.4%
Heartland Express, Inc.	375,000	6,956,250
Semiconductors and Semiconductor Equipment — 1.0%
Cypress Semiconductor Corp.	445,000	6,933,100

Kulicke & Soffa Industries, Inc.	360,000	8,575,200
		15,508,300
Specialty Retail — 2.2%
Camping World Holdings, Inc., Class A	905,012	22,607,200
MarineMax, Inc.(1)	75,000	1,421,250
Penske Automotive Group, Inc.	215,000	10,072,750
		34,101,200
Technology Hardware, Storage and Peripherals — 0.8%
Cray, Inc.(1)	495,000	12,177,000
Trading Companies and Distributors — 2.0%
DXP Enterprises, Inc.(1)	120,000	4,584,000
Foundation Building Materials, Inc.(1)	943,049	14,504,094
GMS, Inc.(1)	335,000	9,075,150
MSC Industrial Direct Co., Inc., Class A	45,000	3,818,250
		31,981,494
TOTAL COMMON STOCKS (Cost $1,378,724,521)		1,547,591,531
CONVERTIBLE PREFERRED STOCKS — 0.3%
Machinery — 0.3%
Rexnord Corp., 5.75%, 11/15/19 (Cost $3,738,254)	75,000	4,686,000
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $12,451,659), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $12,202,068)		12,200,289
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/28, valued at $10,375,022), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $10,168,763)		10,168,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,698	12,698
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,380,987)		22,380,987
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,404,843,762)		1,574,658,518
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,884,138)
TOTAL NET ASSETS — 100.0%		$1,572,774,380

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,173,335	GBP	2,410,763	Morgan Stanley	9/28/18	$(20,525)
USD	7,914,157	GBP	6,030,104	Morgan Stanley	9/28/18	(74,727)
USD	2,376,397	GBP	1,794,647	Morgan Stanley	9/28/18	(1,211)
						$(96,463)

NOTES TO SCHEDULE OF INVESTMENTS
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,531,249,444	16,342,087	—
Convertible Preferred Stocks	—	4,686,000	—
Temporary Cash Investments	12,698	22,368,289	—
	1,531,262,142	43,396,376	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	96,463	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2018

Value - Schedule of Investments
JUNE 30, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.7%
Airlines — 0.5%
Alaska Air Group, Inc.	132,460	7,999,259
Southwest Airlines Co.	173,450	8,825,136
		16,824,395
Automobiles — 1.2%
General Motors Co.	537,829	21,190,462
Honda Motor Co. Ltd.	558,800	16,418,520
		37,608,982
Banks — 14.2%
Bank of America Corp.	2,835,700	79,938,383
BB&T Corp.	596,550	30,089,982
BOK Financial Corp.	63,976	6,014,384
Comerica, Inc.	115,417	10,493,714
JPMorgan Chase & Co.	993,781	103,551,980
M&T Bank Corp.	107,330	18,262,200
PNC Financial Services Group, Inc. (The)	303,653	41,023,520
U.S. Bancorp	1,450,472	72,552,609
Wells Fargo & Co.	1,700,798	94,292,241
		456,219,013
Beverages — 0.7%
PepsiCo, Inc.	193,540	21,070,700
Building Products — 0.9%
Johnson Controls International plc	874,829	29,263,030
Capital Markets — 3.9%
Ameriprise Financial, Inc.	117,790	16,476,465
Franklin Resources, Inc.	396,267	12,700,357
Goldman Sachs Group, Inc. (The)	146,924	32,407,027
Invesco Ltd.	1,120,531	29,761,303
Northern Trust Corp.	229,347	23,597,513
State Street Corp.	120,645	11,230,843
		126,173,508
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	115,900	7,922,924
Communications Equipment — 2.1%
Cisco Systems, Inc.	1,543,849	66,431,822
Containers and Packaging — 0.3%
Sonoco Products Co.	170,500	8,951,250
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class A(1)	159	44,844,362
Berkshire Hathaway, Inc., Class B(1)	115,620	21,580,473
		66,424,835
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	2,211,050	70,996,816
Verizon Communications, Inc.	1,303,910	65,599,712
		136,596,528
Electric Utilities — 1.0%
Edison International	189,776	12,007,128

PG&E Corp.	486,756	20,716,335
		32,723,463
Electrical Equipment — 1.2%
Emerson Electric Co.	270,470	18,700,296
Hubbell, Inc.	198,631	21,003,242
		39,703,538
Electronic Equipment, Instruments and Components — 1.1%
Keysight Technologies, Inc.(1)	236,087	13,936,216
TE Connectivity Ltd.	234,309	21,101,868
		35,038,084
Energy Equipment and Services — 4.4%
Baker Hughes a GE Co.	845,259	27,918,905
Halliburton Co.	182,160	8,208,130
Helmerich & Payne, Inc.	120,463	7,680,721
National Oilwell Varco, Inc.	567,663	24,636,574
Schlumberger Ltd.	1,074,010	71,990,890
		140,435,220
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	409,730	14,938,756
Food and Staples Retailing — 1.3%
Walmart, Inc.	484,701	41,514,641
Food Products — 3.7%
Conagra Brands, Inc.	657,945	23,508,375
General Mills, Inc.	516,140	22,844,357
Kellogg Co.	371,074	25,926,940
Mondelez International, Inc., Class A	1,156,626	47,421,666
		119,701,338
Health Care Equipment and Supplies — 4.2%
Abbott Laboratories	341,250	20,812,837
Medtronic plc	688,590	58,950,190
Siemens Healthineers AG(1)	384,508	15,875,401
Zimmer Biomet Holdings, Inc.	364,093	40,574,524
		136,212,952
Health Care Providers and Services — 4.8%
Cardinal Health, Inc.	670,250	32,728,307
Cigna Corp.	48,330	8,213,684
Express Scripts Holding Co.(1)	359,839	27,783,169
HCA Healthcare, Inc.	162,030	16,624,278
LifePoint Health, Inc.(1)	573,340	27,978,992
McKesson Corp.	216,410	28,869,094
Universal Health Services, Inc., Class B	106,977	11,921,517
		154,119,041
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	184,137	10,552,891
Household Products — 3.6%
Kimberly-Clark Corp.	144,960	15,270,086
Procter & Gamble Co. (The)	1,304,784	101,851,439
		117,121,525
Industrial Conglomerates — 2.9%
General Electric Co.	6,341,104	86,302,426
Siemens AG	64,380	8,512,215
		94,814,641

Insurance — 2.9%
Aflac, Inc.	311,416	13,397,116
Chubb Ltd.	287,493	36,517,361
MetLife, Inc.	424,528	18,509,421
Reinsurance Group of America, Inc.	133,309	17,794,085
Unum Group	222,440	8,228,056
		94,446,039
Leisure Products — 0.3%
Mattel, Inc.	670,082	11,002,746
Machinery — 0.8%
Cummins, Inc.	71,940	9,568,020
IMI plc	1,042,640	15,576,599
		25,144,619
Metals and Mining — 0.5%
BHP Billiton Ltd.	615,870	15,455,317
Multiline Retail — 0.7%
Target Corp.	275,524	20,972,887
Oil, Gas and Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	390,010	28,568,232
Apache Corp.	302,155	14,125,746
Chevron Corp.	514,117	64,999,812
Cimarex Energy Co.	348,540	35,460,460
ConocoPhillips	331,043	23,047,214
Devon Energy Corp.	619,795	27,246,188
EQT Corp.	451,871	24,934,242
Noble Energy, Inc.	1,007,420	35,541,778
Occidental Petroleum Corp.	569,893	47,688,646
Royal Dutch Shell plc, B Shares	580,120	20,774,926
TOTAL SA	550,154	33,543,351
		355,930,595
Pharmaceuticals — 10.9%
Allergan plc	210,830	35,149,577
Bristol-Myers Squibb Co.	323,990	17,929,607
Johnson & Johnson	636,899	77,281,325
Merck & Co., Inc.	1,321,777	80,231,864
Pfizer, Inc.	2,745,313	99,599,956
Roche Holding AG	116,730	25,996,972
Teva Pharmaceutical Industries Ltd. ADR	559,197	13,599,671
		349,788,972
Road and Rail — 1.1%
Heartland Express, Inc.	1,939,207	35,972,290
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	195,254	9,018,782
Intel Corp.	1,313,637	65,300,895
QUALCOMM, Inc.	548,670	30,791,360
Teradyne, Inc.	285,209	10,857,907
		115,968,944
Software — 2.3%
Microsoft Corp.	95,922	9,458,868
Oracle Corp. (New York)	1,446,209	63,719,969
		73,178,837
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	252,450	34,257,465

AutoZone, Inc.(1)	18,110	12,150,542
Lowe's Cos., Inc.	70,784	6,764,827
		53,172,834
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	555,015	12,593,290
Textiles, Apparel and Luxury Goods — 0.8%
Ralph Lauren Corp.	92,560	11,636,643
Tapestry, Inc.	335,557	15,673,868
		27,310,511
Trading Companies and Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	150,547	12,773,913
TOTAL COMMON STOCKS (Cost $2,406,702,492)		3,114,074,871
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF (Cost $9,921,824)	80,530	9,774,732
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.75%, 2/15/19 - 11/15/47, valued at $55,849,762), in a joint trading account at 1.75%, dated 6/29/18, due 7/2/18 (Delivery value $54,730,265)		54,722,285
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $46,524,943), at 0.90%, dated 6/29/18, due 7/2/18 (Delivery value $45,613,421)		45,610,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	52,895	52,895
TOTAL TEMPORARY CASH INVESTMENTS (Cost $100,385,180)		100,385,180
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,517,009,496)		3,224,234,783
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,660,267)
TOTAL NET ASSETS — 100.0%		$3,220,574,516

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	416,251	AUD	563,521	JPMorgan Chase Bank N.A.	9/28/18	$(891)
USD	11,128,932	AUD	15,058,022	JPMorgan Chase Bank N.A.	9/28/18	(17,639)
USD	19,270,902	CHF	18,949,656	UBS AG	9/28/18	(8,268)
USD	44,133,696	EUR	37,489,155	Credit Suisse AG	9/28/18	66,933
USD	26,752,384	GBP	20,073,221	Morgan Stanley	9/28/18	158,707
USD	761,908	GBP	580,527	Morgan Stanley	9/28/18	(7,194)
JPY	46,520,100	USD	426,278	Morgan Stanley	9/28/18	(3,544)
USD	13,131,542	JPY	1,433,741,100	Morgan Stanley	9/28/18	102,933
						$291,037

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,961,921,570	152,153,301	—
Exchange-Traded Funds	9,774,732	—	—
Temporary Cash Investments	52,895	100,332,285	—
	2,971,749,197	252,485,586	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	328,573	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	37,536	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 23, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2018